Share-based Compensation - Schedule of Information Relating to Options Outstanding and Exercisable (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Options outstanding as of December 31, 2020
Number of Shares | shares	810,832
Exercise Price per Share | $ / shares	$ 1.02
Remaining Contractual Life	7 years 2 months 23 days
Options exercisable as of December 31, 2020
Number of Shares | shares	260,500
Exercise Price per Share | $ / shares	$ 0.85
Remaining Contractual Life	6 years 5 months 8 days
Range One
Options outstanding as of December 31, 2020
Number of Shares | shares	62,500
Exercise Price per Share | $ / shares	$ 1.71
Remaining Contractual Life	5 years 18 days
Options exercisable as of December 31, 2020
Number of Shares | shares	62,500
Exercise Price per Share | $ / shares	$ 1.71
Remaining Contractual Life	5 years 18 days
Range Two
Options outstanding as of December 31, 2020
Number of Shares | shares	259,584
Exercise Price per Share | $ / shares	$ 0.58
Remaining Contractual Life	6 years 10 months 6 days
Options exercisable as of December 31, 2020
Number of Shares | shares	186,250
Exercise Price per Share | $ / shares	$ 0.58
Remaining Contractual Life	6 years 10 months 6 days
Range Three
Options outstanding as of December 31, 2020
Number of Shares | shares	18,000
Exercise Price per Share | $ / shares	$ 0.53
Remaining Contractual Life	7 years 2 months 15 days
Options exercisable as of December 31, 2020
Number of Shares | shares	11,750
Exercise Price per Share | $ / shares	$ 0.53
Remaining Contractual Life	7 years 2 months 15 days
Range Four
Options outstanding as of December 31, 2020
Number of Shares | shares	424,698
Exercise Price per Share | $ / shares	$ 1.26
Remaining Contractual Life	7 years 7 months 6 days
Range Five
Options outstanding as of December 31, 2020
Number of Shares | shares	46,050
Exercise Price per Share | $ / shares	$ 0.57
Remaining Contractual Life	9 years 3 days